SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level One [Member]
Derivative assets	$ 0	$ 0	$ 0	$ 0
Derivative liabilities	0	0	0	0
Fair Value, Inputs, Level Three [Member]
Derivative assets	0	0	0	0
Derivative liabilities	631,305	319,337	32,241	0
Fair Value, Inputs, Level Two [Member]
Derivative assets	0	0	0	0
Derivative liabilities	0	0	0	0
Revision of Prior Period, Adjustment [Member]
Derivative assets	0	0	0	0
Derivative liabilities	$ 631,305	319,337	32,241	$ 0
Revision of Prior Period, Adjustment [Member] | Fair Value, Inputs, Level One [Member]
Derivative assets		0	0
Derivative liabilities		0	0
Revision of Prior Period, Adjustment [Member] | Fair Value, Inputs, Level Three [Member]
Derivative assets		0	0
Derivative liabilities		319,337	32,241
Revision of Prior Period, Adjustment [Member] | Fair Value, Inputs, Level Two [Member]
Derivative assets			0
Derivative liabilities		$ 0	$ 0